7. Income Taxes: Schedule of Deferred Tax Assets and Liabilities (Tables)	1 Months Ended
Feb. 28, 2014
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities
February 28, 2014
Deferred tax assets:
Net operating loss carry forwards	364
Valuation allowance	(364)
Total deferred tax assets	$ -